13 Impairment testing (Details 2) - Cash-generating units [member] - Midatech pharma (wales) limited [member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfImpairmentTestingLineItems [Line Items]
Pre-tax discount rate for all projects		21.00%	29.80%
Cumulative probability of success of all projects		59.00%	34.00%